Statements of Comprehensive Income ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪) ₪ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 ILS (₪) ₪ / shares shares	Dec. 31, 2015 ILS (₪) ₪ / shares shares
Operating expenses:
Research and development, net of participations	₪ 18,777	$ 5,416	₪ 7,794	₪ 7,906
Marketing, general and administrative	4,879	1,407	4,106	3,397
Total operating expenses	23,656	6,823	11,900	11,303
Operating loss	(23,656)	(6,823)	(11,900)	(11,303)
Financial income	18	5	3,019	1,128
Financial expense	(10,913)	(3,148)	(303)	(24)
Loss	(34,551)	(9,966)	(9,184)	(10,199)
Items to be reclassified to profit or loss in subsequent periods:
Gain (loss) from available-for-sale marketable securities	(6)	(2)	(6)	(5)
Total comprehensive loss	₪ (34,557)	$ (9,968)	₪ (9,190)	₪ (10,204)
Basic and diluted loss per share | (per share)	₪ (0.17)	$ (0.05)	₪ (0.07)	₪ (0.10)
Weighted average number of shares outstanding used to compute basic and diluted loss per share	201,030,768	201,030,768	135,097,367	105,522,642